Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,527,040	¥ 1,609,584
Recognized interest income	13,550	12,907
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	8,817	11,051
Recognized interest income	563	371
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	952,510	999,938
Recognized interest income	4,830	6,238
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	509,211	484,687
Recognized interest income	1,812	2,505
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	20,112	24,336
Recognized interest income	144	200
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	77,940	100,849
Recognized interest income	574	726
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	62,750	80,076
Recognized interest income	381	569
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	190,328	217,657
Recognized interest income	1,109	1,469
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	2,030	641
Recognized interest income	7	4
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	24,872	25,560
Recognized interest income	192	264
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	34,783	26,766
Recognized interest income	387	207
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	30,484	39,366
Recognized interest income	224	294
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	235,723	294,123
Recognized interest income	3,573	1,977
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	123,441	137,247
Recognized interest income	846	971
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	71,080	76,953
Recognized interest income	1,052	1,334
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	64,293	43,181
Recognized interest income	898	467
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	71,176	47,091
Recognized interest income	¥ 1,788	¥ 1,549